Other reserves and retained earnings - Summary of other reserves and retained earnings (Detail) - USD ($) $ in Millions			12 Months Ended
		Jan. 25, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			$ 11,960
Employee share options: value of services	[1]		(113)		$ (107)		$ (106)
Ending balance			9,998		11,960
Parent and subsidiaries' currency translation and exchange adjustments			(152)		(74)
Beginning balance			26,792
Adjustment for transition to new accounting pronouncements			(56,590)		(51,903)		(45,242)		$ (49,823)
Equity accounted units' profit after tax for the year			1,042		652		301
Re-measurement gains/(losses) on pension and post-retirement healthcare plans			(291)		0		0
Tax relating to components of other comprehensive income			(243)		115		77
Dividends paid			(16,475)		(6,821)		(10,710)
Change in equity interest held by Rio Tinto	[2]		0		0		0
Employee share options and other IFRS 2 charges taken to the income statement			109		143		126
Ending balance			33,337		26,792
Other reserve, share premium			9,998		11,960
Changes in financial assumptions gain/(loss)			(655)		1,242		1,295
Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting pronouncements	[3]								115
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			51		51		47
Own shares purchased and cancelled			0		0		4
Ending balance			51		51		51
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			124		160		195
Cash flow hedge (losses)/gains			(211)		24		12
Cash flow hedge losses/(gains) transferred to the income statement			14		(63)		(41)
Tax on the above			62		3		(6)
Ending balance			(11)		124		160
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			(2)		(11)		(6)
Gains/(losses) on equity investments			4		9		(5)
Ending balance			2		(2)		(11)
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			(3)		(10)		(13)
Cost of hedging deferred to reserves during the year			(18)		7		3
Ending balance			(21)		(3)		(10)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			11,628		11,643		11,650
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options			(95)		(76)		(63)
Employee share options: value of services			55		60		52
Deferred tax on share options			(6)		1		4
Ending balance			11,582		11,628		11,643
Other reserve, share premium			11,582		11,628		11,643		11,650
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			11,960		9,177
Ending balance			9,998		11,960		9,177
Beginning balance			162		(2,656)		(3,212)
Parent and subsidiaries' currency translation and exchange adjustments			(1,755)		2,814		331
Equity accounted units currency translation adjustments			(12)		4		10
Currency translation reclassified on disposal			0		0		215
Ending balance			(1,605)		162		(2,656)
Other reserve, share premium			9,998		11,960		9,177
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Employee share options: value of services	[1]		(18)		(31)		(43)
Beginning balance			26,792		23,387		27,025
Adjustment for transition to new accounting pronouncements			(33,337)		(26,792)		(23,387)		(27,025)
Parent and subsidiaries' profit for the year			20,052		9,456		7,709
Equity accounted units' profit after tax for the year			1,042		313		301
Re-measurement gains/(losses) on pension and post-retirement healthcare plans			(1,015)		482		259
Tax relating to components of other comprehensive income			(297)		116		81
Total comprehensive income for the year			21,812		9,403		7,832
Share buy-back programme			0		(1)		(1,135)
Dividends paid			(15,385)		(6,132)		(10,334)
Change in equity interest held by Rio Tinto		$ (490)	76	[2]	84	[2]	85	[2]
Own shares purchased/treasury shares reissued for share options and other movements			(18)		(31)		(43)
Employee share options and other IFRS 2 charges taken to the income statement			60		82		70
Ending balance			33,337		26,792		23,387
Retained earnings | Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting pronouncements					0		0		$ 113	[3]
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Ending balance			11,936
Other reserve, share premium			11,936
Investment in equity accounted units
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Changes in financial assumptions gain/(loss)			$ (12)		$ 11		$ 7

[1]	Net of contributions received from employees for share awards.
[2]	Includes accrual of interest on funding balances with holders of non-controlling interests in Oyu Tolgoi. Refer to note 1(xii) and note 32(l). On 25 January 2022, Turquoise Hill agreed to waive the full amount of funding balances and interest; refer to note 45.
[3]	Impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 “Uncertainty over Income Tax Treatments” on 1 January 2019.